Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 22, 2017
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Central Index Key	dei_EntityCentralIndexKey	0000912036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 22, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 22, 2017
Prospectus Date	rr_ProspectusDate	Feb. 27, 2017